Compensation	3 Months Ended
Mar. 31, 2020
Compensation Related Costs [Abstract]
COMPENSATION

NOTE 11 – COMPENSATION

The Company's compensation for the three months March 31, 2020 and 2019 are as follows:

Compensation Type	Three months ended March 31, 2020	Three months ended March 31, 2019
Salary and Wages	$1,031,200	189,489
Stock Option and Warrant Compensation	327,804	347,694
Total Compensation	$1,359,004	537,183

The increase in salaries and wages from March 31, 2019 to March 31, 2020 was due to the merges with Ganjarunner and Budee.